Condensed Consolidated Statements of Operations Unaudited - USD ($)	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2024
Revenue
Total revenue	$ 295,357		$ 808,972
Cost of goods sold
Total cost of goods sold	219,939		550,156
Gross profit	75,418		258,816
Operating expenses
General and administrative expenses	18,832,805	1,466,728	29,245,469	6,036,913	9,647,830	6,888,041
Payroll and compensation	317,500	317,500	952,500	952,500	614,166	1,270,000
Research and development	93,438	286,121	525,809	615,894	114,649	875,975
Total operating expenses	19,243,743	2,070,349	30,723,778	7,605,307	10,376,645	9,034,016
(Loss) income from operations	(19,168,325)	(2,070,349)	(30,464,962)	(7,605,307)	(10,376,645)	(9,034,016)
Other expenses
Settlement expense			18,288,430
Interest expense	167,896	60,000	395,929	60,000		165,889
Change in fair value of convertible debt	12,899	38,336	78,313	38,336		192,797
Total other expenses	180,795	98,336	18,762,672	98,336		358,686
Income tax provision
Net loss	$ (19,349,120)	$ (2,168,685)	$ (49,227,634)	$ (7,703,643)	$ (10,376,645)	$ (9,392,702)
Loss per share
Basic (in Dollars per share)	$ (0.54)	$ (0.08)	$ (1.58)	$ (0.3)	$ (0.61)	$ (0.36)
Diluted (in Dollars per share)	$ (0.54)	$ (0.08)	$ (1.58)	$ (0.3)	$ (0.61)	$ (0.36)
Weighted average common shares outstanding
Basic (in Shares)	35,625,650	26,232,597	31,058,747	25,858,767	16,884,296	26,017,018
Diluted (in Shares)	35,625,650	26,232,597	31,058,747	25,858,767	16,884,296	26,017,018
Store sales
Revenue
Total revenue	$ 250,000		$ 750,000
Product sales
Revenue
Total revenue	45,357		58,972
Store costs
Cost of goods sold
Total cost of goods sold	190,390		513,778
Product costs
Cost of goods sold
Total cost of goods sold	$ 29,549		$ 36,378
Direct costs
Cost of goods sold
Total cost of goods sold